Pensions and other postretirement benefits (Details 9) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011
Pensions [Member]
Estimated future benefit payments [Line Items]
2012	973
2013	996
2014	1,018
2015	1,040
2016	1,060
Years 2017 to 2021	5,444
Other Postretirement Benefit Plans Defined Benefit [Member]
Estimated future benefit payments [Line Items]
2012	18
2013	18
2014	19
2015	19
2016	19
Years 2017 to 2021	98